Schedule of Investments
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.72%
Australia–4.38%
Goodman Group	116,842	$2,980,523
National Storage REIT	381,096	668,088
Stockland	397,651	1,434,268
		5,082,879
Belgium–0.46%
VGP N.V.	5,240	536,634
Canada–2.96%
Canadian Apartment Properties REIT	27,453	1,116,227
Chartwell Retirement Residences	68,060	784,040
Choice Properties REIT	81,191	908,292
StorageVault Canada, Inc.	164,142	627,464
		3,436,023
China–0.28%
China Resources Mixc Lifestyle Services Ltd.(a)	74,000	325,435
France–1.28%
Unibail-Rodamco-Westfield SE	16,936	1,483,301
Germany–3.79%
Instone Real Estate Group SE(a)	24,872	265,064
LEG Immobilien SE	24,161	2,529,501
Sirius Real Estate Ltd.	656,419	856,091
Vonovia SE	20,644	753,641
		4,404,297
Hong Kong–2.39%
Link REIT	200,000	997,052
Sun Hung Kai Properties Ltd.	117,500	1,273,095
Wharf Real Estate Investment Co. Ltd.	146,000	509,880
		2,780,027
Japan–8.37%
Advance Residence Investment Corp.	291	680,888
GLP J-Reit	725	670,060
Invincible Investment Corp.	1,279	553,932
Japan Hotel REIT Investment Corp.	583	290,616
Japan Metropolitan Fund Investment Corp.	1,126	755,908
Japan Real Estate Investment Corp.	206	818,973
Mitsui Fudosan Co. Ltd.	211,100	1,989,164
Nippon Accommodations Fund, Inc.	177	787,340
Nippon Building Fund, Inc.	1,045	957,560
Sumitomo Realty & Development Co. Ltd.	36,100	1,222,004
Tokyu Fudosan Holdings Corp.	143,500	998,423
		9,724,868
Netherlands–0.66%
CTP N.V.(a)	42,231	770,820
Singapore–3.08%
CapitaLand Ascendas REIT	264,400	585,483
Shares		Value
Singapore–(continued)
CapitaLand Integrated Commercial Trust	627,433	$1,031,300
CapitaLand Investment Ltd.	255,100	616,773
Mapletree Industrial Trust	315,600	596,378
Mapletree Logistics Trust	657,500	746,356
		3,576,290
Spain–2.02%
Cellnex Telecom S.A.(a)	26,263	1,064,774
Merlin Properties SOCIMI S.A.	100,797	1,277,694
		2,342,468
Sweden–1.60%
Fastighets AB Balder, Class B(b)(c)	211,675	1,861,528
United Kingdom–5.29%
Big Yellow Group PLC	36,521	620,222
British Land Co. PLC (The)	169,404	987,076
LondonMetric Property PLC	608,682	1,673,501
Segro PLC	133,014	1,558,991
Unite Group PLC (The)	55,152	694,593
Urban Logistics REIT PLC	362,330	609,943
		6,144,326
United States–62.16%
Agree Realty Corp.	3,703	278,947
Alexandria Real Estate Equities, Inc.	27,006	3,206,962
Brixmor Property Group, Inc.	36,684	1,022,016
Camden Property Trust	13,179	1,628,002
Crown Castle, Inc.	3,898	462,420
CubeSmart	36,980	1,990,633
Digital Realty Trust, Inc.	9,836	1,591,760
Empire State Realty Trust, Inc., Class A	18,177	201,401
Equinix, Inc.	10,142	9,002,343
Equity Residential	54,962	4,092,471
Extra Space Storage, Inc.	16,370	2,949,710
First Industrial Realty Trust, Inc.	8,471	474,207
Gaming and Leisure Properties, Inc.	28,609	1,471,933
Healthpeak Properties, Inc.	182,254	4,168,149
Highwoods Properties, Inc.	6,766	226,729
Hilton Worldwide Holdings, Inc.	4,587	1,057,304
Invitation Homes, Inc.	123,641	4,359,582
Kimco Realty Corp.	60,432	1,403,231
Kite Realty Group Trust	27,176	721,795
Lamar Advertising Co., Class A	2,130	284,568
Lineage, Inc.	8,753	686,060
Outfront Media, Inc.	16,708	307,093
Pebblebrook Hotel Trust	52,891	699,748
Prologis, Inc.	43,805	5,531,695
Public Storage	3,725	1,355,416
Realty Income Corp.	97,950	6,211,989
Rexford Industrial Realty, Inc.	78,024	3,925,387
Simon Property Group, Inc.	19,498	3,295,552
Terreno Realty Corp.	18,010	1,203,608
Urban Edge Properties	21,361	456,912
Welltower, Inc.	55,841	7,149,323

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
United States–(continued)
Weyerhaeuser Co.	23,698	$802,414
		72,219,360
Total Common Stocks & Other Equity Interests (Cost $98,986,497)		114,688,256
Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	240,361	240,361
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	446,372	446,372
Total Money Market Funds (Cost $686,733)		686,733
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.31% (Cost $99,673,230)		115,374,989
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.14%
Invesco Private Government Fund, 4.96%(d)(e)(f)	44,119	$44,119
Invesco Private Prime Fund, 5.02%(d)(e)(f)	121,642	121,691
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $165,810)		165,810
TOTAL INVESTMENTS IN SECURITIES—99.45% (Cost $99,839,040)		115,540,799
OTHER ASSETS LESS LIABILITIES–0.55%		639,335
NET ASSETS–100.00%		$116,180,134
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2024 was $2,426,093, which represented 2.09% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$704,693	$7,907,659	$(8,371,991)	$-	$-	$240,361	$13,018
Invesco Liquid Assets Portfolio, Institutional Class	503,602	4,358,001	(4,861,427)	(143)	(33)	-	7,147
Invesco Treasury Portfolio, Institutional Class	805,364	10,579,148	(10,938,140)	-	-	446,372	17,118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	522,007	2,893,058	(3,370,946)	-	-	44,119	4,474*
Invesco Private Prime Fund	1,332,649	5,511,232	(6,722,091)	(259)	160	121,691	11,109*
Total	$3,868,315	$31,249,098	$(34,264,595)	$(402)	$127	$852,543	$52,866

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,082,879	$—	$5,082,879
Belgium	—	536,634	—	536,634
Canada	3,436,023	—	—	3,436,023
China	—	325,435	—	325,435
France	—	1,483,301	—	1,483,301
Germany	—	4,404,297	—	4,404,297
Hong Kong	—	2,780,027	—	2,780,027
Japan	—	9,724,868	—	9,724,868
Netherlands	—	770,820	—	770,820
Singapore	—	3,576,290	—	3,576,290
Spain	—	2,342,468	—	2,342,468
Sweden	—	1,861,528	—	1,861,528
United Kingdom	—	6,144,326	—	6,144,326
United States	72,219,360	—	—	72,219,360
Money Market Funds	686,733	165,810	—	852,543
Total Investments	$76,342,116	$39,198,683	$—	$115,540,799
Invesco V.I. Global Real Estate Fund